12. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Notes
12. SEGMENT INFORMATION

12.SEGMENT INFORMATION

The Company reports its operating results in two reportable segments that reflect how the Chief Operating Decision Maker (the “CODM”), identified as the Chief Executive Officer, evaluates performance and allocates resources. The Company’s two reportable segments are:

•Drone as a Service (DaaS) — Provides data capture and flight analytics through drone services pertaining to industries including surveying, mapping, inspection, and monitoring services. Revenue is recognized as services delivered based upon the contract term.

•Enterprise Software — Develops, licenses, hosts, and supports the Company’s enterprise software offerings. Revenue is generated through software license and fee income, subscription services, hosting, support and maintenance, and related consulting services provided to commercial and public-sector customers.

In addition to the two reportable segments, certain costs are presented in a “Corporate Unallocated” column. Corporate Unallocated includes expenses that are not directly attributable to, and are not allocated to, the reportable segments because they are not considered by the CODM in evaluating segment performance. These include corporate marketing and administration costs, executive, finance, legal, and other shared corporate functions, stock-based compensation, and depreciation and amortization of corporate assets.

Segment profit (loss) is defined as segment revenue less direct segment operating expenses, consisting of cost of revenue, salaries and benefits, sales and marketing, general and administrative expense, and professional fees that are directly attributable to each segment. Stock-based compensation and depreciation and amortization are presented separately and are not included in the segment profit measure. Interest income and expense and foreign exchange gains and losses are also excluded from segment performance. There are no intersegment revenues or transactions between the Drone as a Service and Enterprise Software segments.

The Company’s chief operating decision maker reviews segment performance based on revenue and segment profit or loss. Total segment assets, segment liabilities and additions to non-current assets are not regularly provided to, or reviewed by, the chief operating decision maker. Accordingly, the Company has not presented segment assets, segment liabilities or additions to non-current assets by reportable segment.

All amounts below are presented in thousands of Canadian dollars.

Segment Financial Information

Year ended December 31, 2025 (in thousands of CAD)	Drone as a Service	Enterprise Software	Corporate Unallocated	Consolidated
Revenue	$ 10,106	$ 2,807	$ -	$ 12,913
Cost of revenue	(140)	(4,134)	-	(4,274)
Salaries and benefits	(7,816)	(422)	(5,184)	(13,422)
Sales and marketing	-	-	(6,646)	(6,646)
General and administrative	(1,843)	(1,815)	(3,323)	(6,981)
Professional fees	-	-	(1,523)	(1,523)
Segment profit (loss)	$ 307	$ (3,564)	$ (16,676)	$ (19,933)
Stock-based compensation	-	-	(3,208)	(3,208)
Depreciation and amortization	(647)	(898)	(637)	(2,182)
Operating loss	$ (340)	$ (4,462)	$ (20,521)	$ (25,323)

Reconciliation to Consolidated Results

The following table reconciles consolidated operating loss to consolidated loss before income taxes (in thousands of Canadian dollars):

Reconciliation of operating loss to consolidated loss before income taxes	2025
Operating loss	$ (25,323)
Interest income	88
Interest expense	(19,877)
Unrealized Gain/Loss	(139)
Foreign exchange gain (loss), net	33
Loss before income taxes	$ (45,218)